                                                         SEC File Nos. 002-86082
                                                                       811-03833

                          MAINSTAY VP SERIES FUND, INC.

                        MAINSTAY VP BASIC VALUE PORTFOLIO

                  Supplement dated July 5, 2006 ("Supplement")
               to the Prospectus dated May 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Basic Value Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Prospectus and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

     At a meeting held on June 20, 2006, the Board of Directors approved the termination of the subadvisory agreement with the Portfolio's current subadvisor, The Dreyfus Corporation ("Dreyfus"), and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Portfolio's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Dreyfus's replacement. In this regard, the Board of Directors has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 28, 2006.

     To ensure the uninterrupted receipt by the Portfolio of subadvisory services during the period between the termination of Dreyfus (on or about June 30, 2006) (the "Dreyfus Termination Date") and the special meeting of shareholders, the Board of Directors also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Dreyfus Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Dreyfus.

     The Board of Directors also voted to change the name of the Portfolio, effective November 10, 2006, to the "MainStay VP ICAP Select Equity Portfolio." At that time, all references to the "MainStay VP Basic Value Portfolio" and the "Basic Value Portfolio" will be changed to the "MainStay VP ICAP Select Equity Portfolio" and the "ICAP Select Equity Portfolio," respectively.

     As of the Dreyfus Termination Date, the information provided below updates certain information set forth in the Prospectus:

     1. Each reference to Dreyfus is hereby deleted and, as appropriate, replaced with a reference to ICAP.

     2. Delete the three paragraphs in the section headed, "Investment Process" for the Basic Value Portfolio, and replace with the following:

               ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves three key components: research, valuation, and identification of a catalyst.

               Research is key to ICAP's investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies that ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

               ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product). Before a security is added to the Portfolio, ICAP's investment team generally discusses, evaluates and approves each recommendation.

               The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to sell a security when its target price is achieved, the catalyst becomes inoperative, or another stock offers greater opportunity for appreciation.

               Due to its trading strategies, the Portfolio may experience a portfolio turnover of over 100%. Portfolio turnover measures the amount of trading a Portfolio does during the year. Portfolios with high turnover rates (over 100%) often have higher transaction costs that are paid by the Portfolio.

               The Portfolio typically will hold between 25 and 30 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

     3. Delete the paragraph relating to Dreyfus in the section headed "The Manager" and replace it with the following:

               Institutional Capital LLC, whose principal place of business is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, serves as Interim Subadvisor to the Basic Value Portfolio. ICAP has been an investment adviser since 1970. As of June 30, 2006, ICAP managed over $14 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     4. Delete reference to Brian C. Ferguson and Julianne McHugh as portfolio managers of the Portfolio, as listed in the section headed "Portfolio Managers" and replace with Robert H. Lyon and Jerrold K. Senser, each of ICAP. Delete the biographies of Brian C. Ferguson and Julianne McHugh listed in the section headed "Portfolio Manager Biographies" and replace with the following:

          ROBERT H. LYON - Mr. Lyon, chief investment officer, joined ICAP in 1976 as a securities analyst. Before 1976, he worked at the First National Bank of Chicago as a strategist and economist. In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president. In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992. He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

          JERROLD K. SENSER - Mr. Senser, CFA, is co-chief investment officer and a member of the senior investment committee. He is responsible for economic analysis and portfolio strategy. Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham. Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                         SEC File Nos. 002-86082
                                                                       811-03833

                          MAINSTAY VP SERIES FUND, INC.

                        MAINSTAY VP BASIC VALUE PORTFOLIO

                          Supplement dated July 5, 2006
                                     to the
Statement of Additional Information for Initial Class shares dated May 1, 2006, ("Initial Class SAI") and Statement of Additional Information for Service Class
                 shares dated May 1, 2006, ("Service Class SAI")

     This Supplement updates certain information contained in the above-dated Statements of Additional Information ("SAIs") for MainStay VP Series Fund, Inc. ("Fund") regarding the MainStay VP Basic Value Portfolio ("Portfolio"), a series of the Fund. You may obtain copies of the Prospectus and the SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

     At a meeting held on June 20, 2006, the Board of Directors approved the termination of the subadvisory agreement with the Portfolio's current subadvisor, The Dreyfus Corporation, ("Dreyfus") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Portfolio's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Dreyfus's replacement. In this regard, the Board of Directors has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Portfolio's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 28, 2006.

     To ensure the uninterrupted receipt by the Portfolio of subadvisory services during the period between the termination of Dreyfus (on or about June 30, 2006) (the "Dreyfus Termination Date") and the special meeting, the Board of Directors also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Dreyfus Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Dreyfus.

     The Board of Directors also voted to change the name of the Portfolio, effective November 10, 2006, to the "MainStay VP ICAP Select Equity Portfolio." At that time, all references to the "MainStay VP Basic Value Portfolio" and the "Basic Value Portfolio" will be changed to the "MainStay VP ICAP Select Equity Portfolio" and the "ICAP Select Equity Portfolio," respectively.

     As of the Dreyfus Termination Date, the information provided below updates certain information set forth in the Statement of Additional Information:

     1. As appropriate, each reference to Dreyfus is hereby deleted and replaced with a reference to ICAP.

     2. Include the following description of the Basic Value Portfolio under the heading "Non-Fundamental Policies Related to Portfolio Names" on page 12 of the Initial Class SAI and page 10 of the Service Class SAI:

          Basic Value Portfolio - to invest, under normal circumstances, at least 80% of its assets in common stock and other equity securities.

     3. Delete the first full paragraphs on page 65 of the Initial Class SAI and page 68 of the Service Class SAI and replace with the following:

          For the years ended December 31, 2005, December 31, 2004 and December 31, 2003, the amount of advisory fees paid by the Fund to the Manager and its affiliates and the amount of Subadvisory fees paid by the Manager and its affiliates to the Subadvisors is indicated in the following table. All amounts were paid to the Manager or its affiliates except for Subadvisory fees paid to American Century Investment Management, Inc., The Dreyfus Corporation (former subadvisor to the Basic Value Portfolio), Winslow Capital Management, Inc., and Lord, Abbett & Co. LLC with respect to the Portfolios they subadvise(d).

     4. Delete the paragraphs describing Dreyfus's proxy voting policies under the heading "Basic Value" on page 76 of the Initial Class SAI and page 78 of the Service Class SAI, and replace with the following:

          ICAP has adopted proxy-voting policies and procedures designed to ensure that where clients have delegated proxy-voting authority to ICAP, all proxies are voted in the best interest of such clients without regard to the interests of ICAP or related parties. When a client retains ICAP, the firm generally determines through its investment management agreement, whether it will vote proxies on behalf of that client. In situations where ICAP's interests conflict, or appear to conflict, with the interests of the Funds or other client interests, ICAP will take one of the following steps to resolve the conflict:

               - Vote the securities based on a pre-determined voting guideline if the application of the guideline to the matter presented involves little or no discretion on ICAP's part;

               - Vote the securities based upon the recommendation of an independent third party, such as ISS; or

               - Disclose the conflict to the client or, with respect to the Funds, the Funds' Board of Directors (or its delegate) and obtain the client's or Board of Directors' direction to vote the proxies.

     5. Delete references to Brian C. Ferguson and Julianne McHugh in the table headed "Portfolio Managers" on page 79 of the Initial Class SAI and page 81 of the Service Class SAI, and replace with the following:

               Each fund manager listed below is jointly responsible for the day-to-day management of the Portfolio as well as the day-to-day management of the other accounts set forth in the following table.

                   OTHER ACCOUNTS MANAGED BY FUND MANAGERS (1)

                                                     NUMBER OF OTHER ACCOUNTS             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                                MANAGED AND ASSETS BY ACCOUNT TYPE        THE ADVISORY FEE IS BASED ON PERFORMANCE
                                            ------------------------------------------   -----------------------------------------
                                             REGISTERED    OTHER POOLED                  REGISTERED   OTHER POOLED
   PORTFOLIO            FUNDS MANAGED        INVESTMENT     INVESTMENT        OTHER      INVESTMENT    INVESTMENT        OTHER
    MANAGER          BY PORTFOLIO MANAGER    COMPANY(2)      VEHICLES      ACCOUNTS(3)     COMPANY      VEHICLES      ACCOUNTS(3)
--------------      ---------------------   ------------   ------------   ------------   ----------   ------------   -------------
Robert H. Lyon      Basic Value Portfolio   18                   0        142                 0             0        8
                                            $6.0 Billion                  $8.1 Billion                               $654 Million
Jerrold K. Senser   Basic Value Portfolio   18                   0        142                 0             0        8
                                            $6.0 Billion                  $8.1 Billion                               $654 Million

(1) All of the accounts are jointly managed on a team basis by the individuals listed in the table.

(2) Includes other series of registered investment companies for which ICAP acts as subadvisor. None of ICAP's registered investment company clients charges a performance-based fee.

(3) The fund managers do not manage, either collectively or individually, any other pooled investment vehicles other than as noted above.

Individual fund managers may manage multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. ICAP manages all accounts on a team basis. ICAP manages potential conflicts of interest between a Fund and other types of accounts through allocation policies and oversight by ICAP's compliance department. ICAP has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds or accounts participate in investment decisions involving the same securities

     6. Delete the section headed "The Dreyfus Corporation" on pages 82-83 of the Initial Class SAI and pages 84-85 of the Service Class SAI describing The Dreyfus Corporation's Conflict of Interest policy.

     7. Delete the paragraphs describing Dreyfus's portfolio manager compensation on pages 86-87 of the Initial Class SAI and pages 88-89 of the Service Class SAI, and replace with the following:

     ICAP

          Compensation for key ICAP investment professionals consists of competitive base salary and annual cash bonus. A compensation committee reviews and determines the compensation. The compensation committee determines the base salary and amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector in the broad market is an important factor. Other factors include the investment professional's contribution to the investment team's dialogue, the business results and overall business strategy, success of marketing and client servicing as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Both the base salary for the upcoming year and the bonus for the current year are determined near the end of each calendar year.

     8. Remove reference to Brian C. Ferguson, J. David Macey, and Julianne McHugh from the table listing portfolio manager ownership of fund securities on page 88 of the Initial Class SAI and on page 90 of the Service Class SAI, and replace with the following:

                                            DOLLAR RANGE
PORTFOLIO MANAGER            FUND           OF OWNERSHIP
-----------------   ---------------------   ------------
Robert H. Lyon      Basic Value Portfolio        0
Jerrold K. Senser   Basic Value Portfolio        0

     9. Also at the meeting held on June 20, 2006, the following occurred with respect to the Directors and Officers of the Fund:

          a. Anne F. Pollack, Director and President of the Fund, announced her retirement effective June 30, 2006;

          b.   Brian A. Murdock was named Chief Executive Officer of the Fund;

          c.   Christopher O. Blunt was named President of the Fund;

          d.   Alan J. Kirshenbaum was named Senior Vice President of the Fund;
               and

          e. Alison H. Micucci was named Senior Vice President and Chief Compliance Officer of the Fund.

          Please remove any reference to Anne F. Pollack from the Initial and Service Class SAIs. Also, in the Directors and Officers charts beginning on page 59 of the Initial Class SAI and on page 56 of the Service Class SAI, please replace the information for Gary E. Wendlandt and Alison H. Micucci, and include the information for the new officers of the Fund, Brian A. Murdock, Christopher O. Blunt and Alan J. Kirshenbaum with the following:

                              INTERESTED DIRECTORS

                                                                        NUMBER OF
                                                                       PORTFOLIOS
                               TERM OF                                   IN FUND
                POSITION(S)   OFFICE AND                                 COMPLEX          OTHER
NAME AND DATE    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     DIRECTORSHIPS
   OF BIRTH      THE FUND      SERVICE       DURING PAST FIVE YEARS    BY DIRECTOR  HELD BY DIRECTOR
-------------  ------------  -----------  ---------------------------  -----------  ----------------
Gary E.        Chairman      Indefinite;  Chief Executive Officer,          62       Chairman,
Wendlandt                    Chairman     Chairman and Manager, New                  President,
DOB: 10/8/50                 since        York Life Investment                       Chief Executive
                             2002;        Management LLC (including                  Officer and
                             Chief        predecessor advisor                        Trustee, The
                             Executive    organizations) and New York                MainStay Funds
                             Officer      Life Investment Management
                             (2002 to     Holdings LLC; Executive
                             2006)        Vice President, New York
                             Director     Life Insurance Company;
                             since 2001   Executive Vice President
                                          and Manager, NYLIFE
                                          Distributors LLC; Chairman,
                                          McMorgan & Company LLC,
                                          Madison Capital Funding
                                          LLC, and NYLCAP Manager
                                          LLC; Manager, MacKay
                                          Shields LLC; Executive Vice
                                          President, New York Life
                                          Insurance and Annuity
                                          Corporation; Chairman,
                                          Chief Executive Officer
                                          and Director, The MainStay
                                          Funds (19 portfolios);
                                          Chief Executive Officer ,
                                          Eclipse Funds (3
                                          portfolios) and Eclipse
                                          Funds Inc. (15
                                          portfolios)(since June
                                          2005); Executive Vice
                                          President and Chief
                                          Investment Officer,
                                          MassMutual Life Insurance
                                          Company (1993-1999).

                        OFFICERS (WHO ARE NOT DIRECTORS)

                                  TERM OF
                   POSITION(S)   OFFICE AND
NAME AND DATE OF    HELD WITH    LENGTH OF
     BIRTH           THE FUND     SERVICE       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------   -----------  -----------  ---------------------------------------------------
Christopher O.     President    Indefinite;  Executive Vice President, New York Life Investment
Blunt                           President    Management LLC and New York Life Investment
DOB: 5/13/62                    since        Management Holdings LLC (since July 2004); Manager
                                July, 2006   and Executive Vice President, NYLIM Product
                                             Distribution, NYLIFE Distributors LLC (since
                                             January 2005); Chairman, NYLIM Service Company LLC
                                             (since March 2005); Chairman and Class C Director,
                                             New York Life Trust Company, FSB (since December
                                             2004); Chairman, New York Life Trust Company (since
                                             February 2005); President, Eclipse Funds and
                                             Eclipse Funds Inc. (since 2005); President, The
                                             MainStay Funds (since 2005); Chairman and Chief
                                             Executive Officer, Giving Capital, Inc. (2001 to
                                             June 2004); Chief Marketing Officer--Americas,
                                             Merrill Lynch Investment Managers (1999 to 2001);
                                             President, Mercury Funds Distributors (1999 to
                                             2001).

Alan J.            Senior       Indefinite;  Managing Director, Mutual Funds/Administration and
Kirshenbaum        Vice         Senior       Chief Financial Officer of Retail Investments, New
DOB: 6/25/71       President    Vice         York Life Investment Management LLC (since July
                                President    2006); Senior Vice President, Eclipse Funds,
                                since June   Eclipse Funds Inc., and The MainStay Funds (since
                                2006         June 2006); Chief Financial Officer, Bear Stearns
                                             Asset Management (November 1999 to May 2006).

Alison H. Micucci  Senior       Indefinite;  Managing Director and Chief Compliance Officer, New
DOB: 12/16/65      Vice         Vice         York Life Investment Management LLC (June 2003 to
                   President    President--   present); Chief Compliance Officer, New York Life
                   and Chief    Compliance   Investment Management Holdings LLC (June 2003 to
                   Compliance   (2004 to     present); Managing Director, Compliance, NYLIFE
                   Officer      2006);       Distributors LLC; Senior Vice President and Chief
                                Senior       Compliance Officer, Eclipse Funds, Eclipse Funds
                                Vice         Inc., and The MainStay Funds (since June 2006);
                                President    Vice President--Compliance, Eclipse Funds, Eclipse
                                and Chief    Funds Inc., and The MainStay Funds (until June
                                Compliance   2006); Deputy Chief Compliance Officer, New York
                                Officer      Life Investment Management LLC (September 2002 to
                                since June   June 2003); Vice President and Compliance Officer,
                                2006         Goldman Sachs Asset Management (November 1999 to
                                             August 2002).

Brian A. Murdock   Chief        Indefinite;  Member of the Board of Managers and President
DOB: 3/14/56       Executive    Chief        (since May 2004) and Chief Executive Officer (since
                   Officer      Executive    July 2006), New York Life Investment Management
                                Officer      LLC; Member of the Board of Managers and President
                                since July   (since May 2004) and Chief Executive Officer (since
                                2006         July 2006), New York Life Investment Management
                                             Holdings LLC; Senior Vice President, New York Life
                                             Insurance Company (since May 2004); Chairman of the
                                             Board and President, NYLIFE Distributors LLC (since
                                             May 2004); Member of the Board of Managers, Madison
                                             Capital Funding LLC (since August 2004); Member of
                                             the Board of Managers, NYLCAP Manager LLC (since
                                             October 2004); Chief Executive Officer, Eclipse
                                             Funds, Eclipse Funds Inc. and The MainStay Funds
                                             (since July 2006); Chief Operating Officer, Merrill
                                             Lynch Investment Managers (2003 to 2004); Chief
                                             Investment Officer, MLIM Europe and Asia (2001 to
                                             2003); President of Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to 2001).

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE